Share Based Compensation (Tables)	9 Months Ended
Sep. 30, 2025
Shareholders’ Equity [Abstract]
Schedule of Stock Option Activity	A summary of the stock option activity under the Company’s equity plans during the nine months ended September 30, 2025 is as follows:
	Outstanding share options	Weighted-average exercise price ($)	Weighted average remaining contractual life (years)	Aggregate intrinsic value ($ in thousands)
Options:
Outstanding as of December 31, 2024	4,590,375	4.62	5.87	1,364,975

Granted	360,000	1.31	6.04	-
Forfeited	(14,664)	4.14	-	-
Expired	(272,040)	7.28	-	-
Exercised	(360,601)	1.22	-	-
Outstanding as of September 30, 2025	4,303,070	4.47	5.54	988,581

Exercisable as of September 30, 2025	3,593,284	4.77	4.93	867,261

Options available for future grants	1,993,005

Schedule of RSUs Activity

A summary of the Company’s RSUs activity during the nine months ended September 30, 2025 is as follows:

Numbers of RSUs
RSUs:
Outstanding as of December 31, 2024	4,913,123
Granted	2,426,337
Forfeited	(264,466)
Vested	(3,841,680)
Outstanding as of September 30, 2025	3,233,314

Schedule of Compensation to Employees

The following table set forth the parameters used in the computation of the options compensation to employees:

	Nine months ended September 30,
	2025	2024

Expected term, in years	5.81	6.11
Expected volatility	51.88%	51.75%
Risk-free interest rate	3.64%	4.23%
Expected dividend yield	0%	0%

Schedule of Share Based Compensation Expense	The following table presents share-based compensation expense for employees included in the Company’s consolidated statements of operations:
	Nine months ended September 30,
	2025	2024

Research and development	5,042	7,731
Sales and marketing	1,320	1,845
General and administrative	1,088	1,601
Cost of revenues	125	222

Total stock-based compensation expense	7,575	11,399